Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2022
Disaggregated Revenues from Contracts with Customers

	Year Ended December 31, 2022
	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other	Reconciling Adjustments	AEP Consolidated
	(in millions)
Retail Revenues:
Residential Revenues	$4,498.6	$2,497.3	$—	$—	$—	$—	$6,995.9
Commercial Revenues	2,576.5	1,365.2	—	—	—	—	3,941.7
Industrial Revenues (a)	2,543.8	711.3	—	—	—	(0.9)	3,254.2
Other Retail Revenues	212.2	49.1	—	—	—	—	261.3
Total Retail Revenues	9,831.1	4,622.9	—	—	—	(0.9)	14,453.1

Wholesale and Competitive Retail Revenues:
Generation Revenues	958.3	—	—	271.2	—	—	1,229.5
Transmission Revenues (b)	442.8	650.0	1,700.6	—	—	(1,413.2)	1,380.2
Renewable Generation Revenues (a)	—	—	—	129.1	—	(8.0)	121.1
Retail, Trading and Marketing Revenues (a)	—	—	—	1,713.2	6.9	(10.1)	1,710.0
Total Wholesale and Competitive Retail Revenues	1,401.1	650.0	1,700.6	2,113.5	6.9	(1,431.3)	4,440.8

Other Revenues from Contracts with Customers (c)	241.1	247.3	8.2	12.1	93.9	(104.8)	497.8

Total Revenues from Contracts with Customers	11,473.3	5,520.2	1,708.8	2,125.6	100.8	(1,537.0)	19,391.7

Other Revenues:
Alternative Revenue Programs (d)	3.8	(26.8)	(31.8)	—	—	(57.7)	(112.5)
Other Revenues (a) (e)	0.4	18.6	—	341.3	9.1	(9.1)	360.3
Total Other Revenues	4.2	(8.2)	(31.8)	341.3	9.1	(66.8)	247.8

Total Revenues	$11,477.5	$5,512.0	$1,677.0	$2,466.9	$109.9	$(1,603.8)	$19,639.5

(a)Amounts include affiliated and nonaffiliated revenues.
(b)Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEP Transmission Holdco was $1.3 billion. The remaining affiliated amounts were immaterial.
(c)Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for Corporate and Other was $59 million. The remaining affiliated amounts were immaterial.
(d)Alternative revenue programs in certain jurisdictions include regulatory mechanisms that periodically adjust for over/under collection of related revenues.
(e)Generation & Marketing includes economic hedge activity.

	Year Ended December 31, 2021
	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other	Reconciling Adjustments	AEP Consolidated
	(in millions)
Retail Revenues:
Residential Revenues	$3,952.6	$2,138.2	$—	$—	$—	$—	$6,090.8
Commercial Revenues	2,208.5	1,081.2	—	—	—	—	3,289.7
Industrial Revenues	2,168.2	395.2	—	—	—	(0.8)	2,562.6
Other Retail Revenues	170.6	43.9	—	—	—	—	214.5
Total Retail Revenues	8,499.9	3,658.5	—	—	—	(0.8)	12,157.6

Wholesale and Competitive Retail Revenues:
Generation Revenues	942.6	—	—	137.9	—	—	1,080.5
Transmission Revenues (a)	355.5	572.4	1,456.4	—	—	(1,206.0)	1,178.3
Renewable Generation Revenues (b)	—	—	—	86.9	—	(3.6)	83.3
Retail, Trading and Marketing Revenues (c)	—	—	—	1,722.6	1.4	(51.6)	1,672.4
Total Wholesale and Competitive Retail Revenues	1,298.1	572.4	1,456.4	1,947.4	1.4	(1,261.2)	4,014.5

Other Revenues from Contracts with Customers (b)	187.5	194.2	17.1	7.2	60.1	(115.2)	350.9

Total Revenues from Contracts with Customers	9,985.5	4,425.1	1,473.5	1,954.6	61.5	(1,377.2)	16,523.0

Other Revenues:
Alternative Revenue Programs (d)	13.5	48.8	52.7	—	—	(73.6)	41.4
Other Revenues (b) (e)	(0.5)	19.0	—	209.1	10.7	(10.7)	227.6
Total Other Revenues	13.0	67.8	52.7	209.1	10.7	(84.3)	269.0

Total Revenues	$9,998.5	$4,492.9	$1,526.2	$2,163.7	$72.2	$(1,461.5)	$16,792.0

(a)Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEP Transmission Holdco was $1.1 billion. The remaining affiliated amounts were immaterial.
(b)Amounts include affiliated and nonaffiliated revenues.
(c)Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for Generation & Marketing was $52 million. The remaining affiliated amounts were immaterial.
(d)Alternative revenue programs in certain jurisdictions include regulatory mechanisms that periodically adjust for over/under collection of related revenues.
(e)Generation & Marketing includes economic hedge activity.

	Year Ended December 31, 2020
	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other	Reconciling Adjustments	AEP Consolidated
	(in millions)
Retail Revenues:
Residential Revenues	$3,606.8	$2,086.9	$—	$—	$—	$—	$5,693.7
Commercial Revenues	2,016.2	1,048.6	—	—	—	—	3,064.8
Industrial Revenues	2,018.0	390.1	—	—	—	(0.7)	2,407.4
Other Retail Revenues	155.6	42.5	—	—	—	—	198.1
Total Retail Revenues	7,796.6	3,568.1	—	—	—	(0.7)	11,364.0

Wholesale and Competitive Retail Revenues:
Generation Revenues	588.3	—	—	131.9	—	—	720.2
Transmission Revenues (a)	334.5	467.0	1,257.0	—	—	(1,006.7)	1,051.8
Renewable Generation Revenues (b)	—	—	—	60.9	—	(1.6)	59.3
Retail, Trading and Marketing Revenues (c)	—	—	—	1,486.9	(5.5)	(103.0)	1,378.4
Total Wholesale and Competitive Retail Revenues	922.8	467.0	1,257.0	1,679.7	(5.5)	(1,111.3)	3,209.7

Other Revenues from Contracts with Customers (b)	163.2	157.8	22.4	2.3	92.5	(148.6)	289.6

Total Revenues from Contracts with Customers	8,882.6	4,192.9	1,279.4	1,682.0	87.0	(1,260.6)	14,863.3

Other Revenues:
Alternative Revenue Programs (d)	(3.2)	70.0	(80.6)	—	—	7.5	(6.3)
Other Revenues (b) (e)	—	83.0	—	43.6	9.8	(74.9)	61.5
Total Other Revenues	(3.2)	153.0	(80.6)	43.6	9.8	(67.4)	55.2

Total Revenues	$8,879.4	$4,345.9	$1,198.8	$1,725.6	$96.8	$(1,328.0)	$14,918.5

(a)Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEP Transmission Holdco was $965 million. The remaining affiliated amounts were immaterial.
(b)Amounts include affiliated and nonaffiliated revenues.
(c)Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for Generation & Marketing was $103 million. The remaining affiliated amounts were immaterial.
(d)Alternative revenue programs in certain jurisdictions include regulatory mechanisms that periodically adjust for over/under collection of related revenues.
(e)Generation & Marketing includes economic hedge activity.

	Year Ended December 31, 2022
	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Retail Revenues:
Residential Revenues	$667.2	$—	$1,558.7	$852.4	$1,830.2	$816.3	$820.7
Commercial Revenues	417.5	—	643.4	550.2	947.7	489.2	612.3
Industrial Revenues (a)	139.6	—	664.0	602.9	571.7	372.5	393.5
Other Retail Revenues	35.3	—	87.1	5.0	13.9	102.9	10.1
Total Retail Revenues	1,259.6	—	2,953.2	2,010.5	3,363.5	1,780.9	1,836.6

Wholesale Revenues:
Generation Revenues (b)	—	—	299.9	490.0	—	26.5	273.2
Transmission Revenues (c)	563.8	1,643.5	167.0	36.8	86.2	39.2	148.7
Total Wholesale Revenues	563.8	1,643.5	466.9	526.8	86.2	65.7	421.9

Other Revenues from Contracts with Customers (d)	24.6	8.2	100.6	122.4	222.4	29.1	24.7

Total Revenues from Contracts with Customers	1,848.0	1,651.7	3,520.7	2,659.7	3,672.1	1,875.7	2,283.2

Other Revenues:
Alternative Revenue Programs (e)	(1.2)	(27.2)	(1.3)	10.0	(25.6)	(1.0)	1.2
Other Revenues (a)	—	—	0.5	(0.1)	18.6	—	—
Total Other Revenues	(1.2)	(27.2)	(0.8)	9.9	(7.0)	(1.0)	1.2

Total Revenues	$1,846.8	$1,624.5	$3,519.9	$2,669.6	$3,665.1	$1,874.7	$2,284.4

(a)Amounts include affiliated and nonaffiliated revenues.
(b)Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for APCo was $170 million primarily relating to the PPA with KGPCo. The remaining affiliated amounts were immaterial.
(c)Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEPTCo was $1.3 billion, APCo was $78 million and SWEPCo was $51 million. The remaining affiliated amounts were immaterial.
(d)Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for I&M was $62 million primarily relating to barging, urea transloading and other transportation services. The remaining affiliated amounts were immaterial.
(e)Alternative revenue programs in certain jurisdictions include regulatory mechanisms that periodically adjust for over/under collection of related revenues.

	Year Ended December 31, 2021
	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Retail Revenues:
Residential Revenues	$550.3	$—	$1,379.6	$805.4	$1,587.9	$651.9	$709.5
Commercial Revenues	358.5	—	556.3	507.2	722.7	378.9	529.3
Industrial Revenues	108.9	—	584.3	557.0	286.3	274.1	344.4
Other Retail Revenues	31.3	—	70.8	5.2	12.6	77.7	10.0
Total Retail Revenues	1,049.0	—	2,591.0	1,874.8	2,609.5	1,382.6	1,593.2

Wholesale Revenues:
Generation Revenues (a)	—	—	302.7	318.1	—	22.9	386.6
Transmission Revenues (b)	497.5	1,393.9	128.8	33.7	74.9	37.5	122.7
Total Wholesale Revenues	497.5	1,393.9	431.5	351.8	74.9	60.4	509.3

Other Revenues from Contracts with Customers (c)	41.2	17.0	70.4	104.1	153.1	31.3	23.5

Total Revenues from Contracts with Customers	1,587.7	1,410.9	3,092.9	2,330.7	2,837.5	1,474.3	2,126.0

Other Revenues:
Alternative Revenue Programs (d)	6.1	58.4	12.3	(4.0)	42.6	0.1	5.8
Other Revenues (e)	—	—	—	—	19.0	—	—
Total Other Revenues	6.1	58.4	12.3	(4.0)	61.6	0.1	5.8

Total Revenues	$1,593.8	$1,469.3	$3,105.2	$2,326.7	$2,899.1	$1,474.4	$2,131.8

(a)Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for APCo was $129 million primarily relating to the PPA with KGPCo. The remaining affiliated amounts were immaterial.
(b)Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEPTCo was $1.1 billion. The remaining affiliated amounts were immaterial.
(c)Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for I&M was $60 million primarily relating to barging, urea transloading and other transportation services. The remaining affiliated amounts were immaterial.
(d)Alternative revenue programs in certain jurisdictions include regulatory mechanisms that periodically adjust for over/under collection of related revenues.
(e)Amounts include affiliated and nonaffiliated revenues.

	Year Ended December 31, 2020
	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Retail Revenues:
Residential Revenues	$563.6	$—	$1,250.6	$794.1	$1,523.4	$579.4	$630.8
Commercial Revenues	366.7	—	517.0	499.3	682.0	320.1	466.7
Industrial Revenues	120.1	—	553.5	547.4	270.0	221.1	328.8
Other Retail Revenues	29.5	—	67.6	6.6	13.1	66.0	9.1
Total Retail Revenues	1,079.9	—	2,388.7	1,847.4	2,488.5	1,186.6	1,435.4

Wholesale Revenues:
Generation Revenues (a)	—	—	230.2	274.6	—	15.1	162.0
Transmission Revenues (b)	399.9	1,210.3	130.8	29.0	67.0	27.5	111.2
Total Wholesale Revenues	399.9	1,210.3	361.0	303.6	67.0	42.6	273.2

Other Revenues from Contracts with Customers (c)	48.2	22.4	59.5	85.0	109.5	34.7	26.7

Total Revenues from Contracts with Customers	1,528.0	1,232.7	2,809.2	2,236.0	2,665.0	1,263.9	1,735.3

Other Revenues:
Alternative Revenue Programs (d)	3.4	(87.0)	(13.0)	5.8	66.6	2.2	3.2
Other Revenues (e)	87.5	—	—	—	17.5	—	—
Total Other Revenues	90.9	(87.0)	(13.0)	5.8	84.1	2.2	3.2

Total Revenues	$1,618.9	$1,145.7	$2,796.2	$2,241.8	$2,749.1	$1,266.1	$1,738.5

(a)Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for APCo was $112 million primarily relating to the PPA with KGPCo. The remaining affiliated amounts were immaterial.
(b)Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEPTCo was $952 million. The remaining affiliated amounts were immaterial.
(c)Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for I&M was $69 million primarily relating to barging, urea transloading and other transportation services. The remaining affiliated amounts were immaterial.
(d)Alternative revenue programs in certain jurisdictions include regulatory mechanisms that periodically adjust for over/under collection of related revenues.
(e)Amounts include affiliated and nonaffiliated revenues.

Fixed Performance Obligations

Company	2023	2024-2025	2026-2027	After 2027	Total
	(in millions)
AEP	$85.5	$157.3	$133.9	$60.3	$437.0
APCo	16.1	32.2	23.2	11.7	83.2
I&M	4.6	9.2	9.2	4.5	27.5

Affiliated Accounts Receivable Contracts with Customers

	Years Ended December 31,
Company	2022	2021
	(in millions)
AEP Texas	$0.1	$0.4
AEPTCo	113.8	95.5
APCo	64.5	117.8
I&M	75.3	61.2
OPCo	49.9	51.7
PSO	18.8	18.8
SWEPCo	19.1	24.7